IPO - Millicom's operations in Tanzania	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity [Abstract]
IPO - Millicom's operations in Tanzania
IPO – Millicom’s operations in Tanzania
In June 2016, an amendment to the Electronic and Postal Communications Act (“EPOCA”) in the Finance Act 2016 required all Tanzanian licensed telecom operators to sell 25% of the authorised share capital in a public offering on the Dar Es Salaam Stock Exchange. Early 2017, Tigo Tanzania, Zantel and Telesis each received from the Tanzanian Communications Regulatory Authority (TCRA) a notice of material breach of the license giving thirty-days to comply. Millicom has signaled its intention for its subsidiaries to comply with the law and list its businesses but did not complete the public offerings by such time until the incorrect filing related to Tigo Tanzania made in the commercial register was corrected (see note G.3.1.). Accordingly, Millicom’s businesses in Tanzania may face sanctions from the regulator or other government bodies, which could include financial penalties, or even suspension or cancellation of its license although to-date there has been no notification from the TCRA of any indication or intention to proceed with sanctions. Management is currently not able to assess the financial impact on its consolidated financial statements (although the Company deems the suspension or cancellation of the license to be unlikely) and therefore, no provision has been recorded as of December 31, 2018.
This said, the Group is currently working on the preliminary steps (e.g., converting Tigo Tanzania into a public limited company) with the view of listing in the first half of 2019.